Discontinued operations	9 Months Ended
Sep. 30, 2013
Discontinued operations [Abstract]
Discontinued operations

Note 14- Discontinued operations:

Management decided to cease operations for the following entities: One LA (2009), JEC II (2011), One TCI (2011), Bridge's Coco de Ville (2011), STK Miami's Coco de Ville (2011), One Atlantic City (2012), STKout Midtown (2013), BBCLV (2013), Heraea (2013) and Xishi (2013). Prior period financial information reflects these entities as discontinued operations.

Summarized operating results related to these entities are included in discontinued operations in the accompanying consolidated statements of operations and comprehensive loss for the nine months ended September 30, 2013 and 2012 and for the years ended December 31, 2012, 2011 and 2010 are as follows:

	For the Nine Months Ended September 30,		For the Years Ended December 31,
	2013	2012	2012	2011	2010
	(unaudited)	(unaudited)		(restated)
Revenue	$1,802,831	$2,377,254	$3,544,070	$2,078,915	$6,893,731
Costs and expenses	6,966,251	4,814,268	8,435,397	2,966,596	7,413,477
Loss from discontinued operations	(5,163,420)	(2,437,014)	(4,891,327)	(887,681)	(519,746)
Loss from impairment charge	-	-	(5,133,552)	-	(304,858)

Net loss from discontinued operations	$(5,163,420)	$(2,437,014)	$(10,024,879)	$(887,681)	$(824,604)